INCOME TAXES (Details) - Schedule of Current and Deferred Components of the Income Tax Expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current and Deferred Components of the Income Tax Expense [Abstract]
Current tax	¥ 8,822	¥ 11,623	¥ 26,735
Deferred tax	(1,077)
Total	¥ 7,745	¥ 11,623	¥ 26,735